Contract assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Contract Asset
Contract assets, beginning	R$ 7,393,096	R$ 8,613,968
Additions	1,270,667	1,204,867
Transfers	1,952	280
Transfers of works to intangible assets	(1,082,990)	(1,105,061)
Contract assets, ending	R$ 7,582,725	R$ 8,714,054